Share-based Compensation - Schedule of Summarized Information on Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) shares $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant date share price (in dollars per share)	$ 10	$ 0
Exercise price (in dollars per share)	10	0
Expected annual dividends (in dollars per share)	$ 0.36	$ 0.00
Expected volatility, percent	35.90%	0.00%
Risk-free interest rate, percent	2.00%	0.00%
Expected life of stock option	4 years 10 months 24 days
Fair value per stock option (in dollars per share) | $ / shares	$ 2.34	$ 0
Stock Option Plan
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	2,048,115,000	0
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 10.03	$ 0.00
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 0.00
Stock Option Plan | 2019
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	621,323,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 10,040.00
Weighted average remaining term	6 years 11 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 0.00
Stock Option Plan | 2020
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	356,698,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 10,020.00
Weighted average remaining term	6 years 18 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 0.00
Stock Option Plan | 2021
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	356,698,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 10,020.00
Weighted average remaining term	6 years 18 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 0.00
Stock Option Plan | 2022
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	713,396,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 10,020.00
Weighted average remaining term	6 years 18 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 0.00